Note 3 - Inventories - Components of Inventories (Details) - USD ($)	Oct. 31, 2016	Oct. 31, 2015
Finished goods	$ 4,657,779	$ 6,116,989
Work in process	2,591,885	2,918,803
Raw materials	7,515,717	8,514,718
Production supplies	258,585	265,570
Total	$ 15,023,966	$ 17,816,080